Stock-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Note 11 — Stock-Based Compensation

The 2012 Stock Incentive Plan

On January 16, 2013, the Company’s stockholders approved the Magellan Petroleum Corporation 2012 Omnibus Incentive Compensation Plan (the “2012 Stock Incentive Plan”). The 2012 Stock Incentive Plan replaced the Company’s 1998 Stock Incentive Plan (the “1998 Stock Plan”). The 2012 Stock Incentive Plan provides for the granting of stock options, stock appreciation rights, restricted stock and/or restricted stock units, performance shares and/or performance units, incentive awards, cash awards, and other stock-based awards to selected employees, including officers, directors, and consultants of the Company (or subsidiaries of the Company). The stated maximum number of shares of the Company’s common stock authorized for awards under the 2012 Stock Incentive Plan is 625,000 shares plus the remaining number of shares under the 1998 Stock Plan immediately before the effective date of the 2012 Stock Incentive Plan, which was 36,054 as of January 15, 2013. The number of aggregate shares available for issuance will be reduced by one share for each share granted in the form of a stock option or stock appreciation right and two shares for each share granted in the form of any award that is not a stock option or stock appreciation right that is settled in stock. The maximum aggregate annual number of common shares or options that may be granted to one participant is 125,000, and the maximum annual number of performance shares, performance units, restricted stock, or restricted stock units that may be granted to any one participant is 62,500. The maximum term of the 2012 Stock Incentive Plan is ten years.

During the year ended June 30, 2016, 229,947 stock options previously granted under the 1998 Stock Plan expired without exercise. Pursuant to the terms of the 2012 Stock Incentive Plan, the unissued shares underlying these unexercised options were added to the shares available for issuance under the 2012 Stock Incentive Plan.

In October 2014, the Company repurchased 189,062 options from a former executive, which options were previously granted under the Company’s 1998 Stock Plan. Pursuant to the terms of the 2012 Stock Incentive Plan, the unissued shares underlying these unexercised options were added to the shares available for issuance under the 2012 Stock Incentive Plan.

As of September 30, 2016, there were 67,471 shares available for issuance under the 2012 Stock Incentive Plan.

Stock Option Grants

Under the 2012 Stock Incentive Plan, stock option grants may contain vesting provisions such that options are TBOs, PBOs, or MBOs. During each of the three months ended September 30, 2016, and September 30, 2015, the Company granted no stock options.

Exercises

During each of the three months ended September 30, 2016, and September 30, 2015, no stock options were exercised.

Forfeitures / Cancellations

During the three months ended September 30, 2016, no stock options were forfeited or canceled. During the three months ended September 30, 2015, 6,250 stock options were forfeited or canceled.

Expirations

During the three months ended September 30, 2016, no stock options expired without exercise. During the prior year period, 33,333 stock options expired without exercise.

As of September 30, 2016, there were no MBOs and PBOs that had not vested. During the three months ended September 30, 2016, no options were issued outside of the 2012 Stock Incentive Plan. Stock options outstanding have expiration dates ranging from October 31, 2016, to January 12, 2025.

The following table summarizes the stock option activity for the three months ended September 30, 2016:

	Number of Shares	WAEPS (1)
Fiscal year opening balance	726,973	$11.32
Granted	—	$0.00
Exercised	—	$0.00
Forfeited/canceled	—	$0.00
Expired	—	$0.00

Balance at September 30, 2016	726,973	$11.32

Weighted average remaining contractual term	3.57 years

(1)	Weighted average exercise price per share.

Stock Compensation Expense

The Company recorded $590 thousand and $108 thousand of related stock compensation expense for the three months ended September 30, 2016 and 2015, respectively. Stock compensation expense is included in general and administrative expense in the unaudited condensed consolidated statements of operations. The $590 thousand of stock compensation expense for the three months ended September 30, 2016 consisted of expense amortization related to prior period awards of $380 thousand, including acceleration of expense related to the trigger of accelerated vesting provisions of certain awards and related release of forfeitures in connection with closing of the Exchange Agreement, and expense related to directors’ stock awards as described below. As of September 30, 2016, and 2015, the unrecorded expected future compensation expense related to stock option awards was $33 thousand and $796 thousand, respectively.

Stock Awards

The Company’s director compensation policy is designed to provide the Company’s non-employee directors with a portion of their annual base Board service compensation in the form of equity with a value equal to $35 thousand, with the determination of the exact number of shares to be made on July 1, or on the date of the subsequent annual stockholders’ meeting (the “Stock Award”). In either case, the number of shares to be awarded is determined using the fair value of the shares as of July 1. In addition, there is an annual cash award alternative to the annual Stock Award whereby a non-employee director may elect to receive $35 thousand in cash to exercise previously awarded options to acquire common stock, the exercise price of which is at least equal in value to the common stock eligible for receipt by the director pursuant to the Stock Award (with the difference in value of the options and $35 thousand to be paid in cash, referred to as the Make-Up Payment). On July 3, 2015, the Special Committee determined that the directors’ annual stock award would be deferred and revisited after the strategic alternatives review process had advanced further and liquidity issues have been addressed. As of September 30, 2015, the Company had not made the Stock Award payment that is to be determined as of July 1, but had accrued a total of $175 thousand, representing the $35 thousand equity value of the Stock Award to each non-employee director.

On August 1, 2016, in connection with the closing of the transactions contemplated by the Exchange Agreement with One Stone, Messrs. Israel and Gluzman, One Stone’s representatives on the Company’s Board of Directors, i) agreed to forgo the amount of director compensation, in cash and stock, owed to them and outstanding as of the closing date, which was estimated at approximately $174 thousand in the aggregate and ii) ceased serving as members of the Board effective as of August 1, 2016.

On August 2, 2016, pursuant to the Company’s director compensation policy and the 2012 Omnibus Incentive Compensation Plan, a total of 119,505 shares of common stock were issued to the Company’s non-employee directors, which represented the amount of stock compensation owed and outstanding to the remaining three directors of the Company, which were due to be issued on July 1, 2015 and 2016, and the Company recorded stock-based compensation expense related to these awards in the amount of $210 thousand. On September 6, 2016, the Company paid cash compensation owed and outstanding to the remaining three directors of the Company in the amount of $201 thousand.

On August 2, 2016, the Company’s board of directors approved additional compensation for Messrs. MacMillan, Pettirossi, and West in consideration of i) their service as members of the Special Committee since its formation on June 5, 2015, which service had not been remunerated, and ii) the non-payment by the Company of their compensation as directors of the Company since July 2015, and agreed that this compensation would remain wholly contingent upon closing the transactions contemplated by the Merger Agreement and would amount to the issuance of 100,000 shares of the Company’s common stock and the payment of $150 thousand in cash, each in the aggregate.

On October 12, 2015, as further discussed in Note 19 — Employee Retention and Severance Costs, the Company granted 62,500 shares of restricted stock, a potential cash award based on the market value of the Company’s common stock, and a phantom stock award based on the value of 62,500 notional shares, payable in cash, to Antoine J. Lafargue, all subject to doubling in certain circumstances under an override bonus agreement, payable in cash, and all vesting upon completion of a qualifying transaction. No stock-based compensation expense related to these grants has been recorded in the accompanying condensed consolidated statement of operations, as the Company does not consider the future events to meet the definition of “probable” due to the nature of the events being contingent upon third parties outside of the Company’s control.

Note 11 — Stock-Based Compensation

The 2012 Stock Incentive Plan

On January 16, 2013, the Company’s shareholders approved the Magellan Petroleum Corporation 2012 Omnibus Incentive Compensation Plan (the “2012 Stock Incentive Plan”). The 2012 Stock Incentive Plan replaced the Company’s 1998 Stock Incentive Plan (the “1998 Stock Plan”). The 2012 Stock Incentive Plan provides for the granting of stock options, stock appreciation rights, restricted stock and/or restricted stock units, performance shares and/or performance units, incentive awards, cash awards, and other stock-based awards to selected employees, including officers, directors, and consultants of the Company (or subsidiaries of the Company). The stated maximum number of shares of the Company’s common stock authorized for awards under the 2012 Stock Incentive Plan is 625,000 shares plus the remaining number of shares under the 1998 Stock Plan immediately before the effective date of the 2012 Stock Incentive Plan, which was 36,054 as of January 15, 2013. The number of aggregate shares available for issuance will be reduced by one share for each share granted in the form of a stock option or stock appreciation right and two shares for each share granted in the form of any award that is not a stock option or stock appreciation right that is settled in stock. The maximum aggregate annual number of common shares or options that may be granted to one participant is 125,000, and the maximum annual number of performance shares, performance units, restricted stock, or restricted stock units that may be granted to any one participant is 62,500. The maximum term of the 2012 Stock Incentive Plan is ten years.

During the year ended June 30, 2016, 229,947 stock options previously granted under the 1998 Stock Plan expired without exercise. Pursuant to the terms of the 2012 Stock Incentive Plan, the unissued shares underlying these unexercised options were added to the shares available for issuance under the 2012 Stock Incentive Plan.

In October 2014, the Company repurchased 189,062 options from a former executive, which options were previously granted under the Company’s 1998 Stock Plan. Pursuant to the terms of the 2012 Stock Incentive Plan, the unissued shares underlying these unexercised options were added to the shares available for issuance under the 2012 Stock Incentive Plan.

As of June 30, 2016, 306,481 shares, including forfeited or canceled grants, remained available for issuance under the 2012 Stock Incentive Plan.

Stock Option Grants

Under the 2012 Stock Incentive Plan, stock option grants may contain vesting provisions such that they are TBOs, PBOs, or MBOs. During the fiscal year ended June 30, 2016, the Company granted no stock options. During the fiscal year ended June 30, 2015, the Company granted 16,875 TBOs, 156,250 PBOs and 49,998 MBOs to executives and employees.

Performance targets that trigger the vesting of the 156,250 PBOs granted in October 2014 include: (i) procuring a commercially viable commitment for the supply of CO2 to a full-field CO2-EOR development at Poplar at or below a certain price threshold (weighted 20%); (ii) preparing Poplar for a commercially viable CO2-EOR development (weighted 40%); (iii) progressing the Company’s UK operations by participation in a well in the Weald Basin (weighted 20%); and (iv) moving forward with the Farnham Dome project by both exercising one of the options related to the purchase of CO2 at Farnham Dome and identifying an applicable oil project to utilize CO2 from Farnham Dome (weighted 20%). The determination of whether any of these performance targets has been met is subject to a determination of the Board. As of June 30, 2016, no performance targets had been met.

The 49,998 MBOs granted in October 2014 will vest and become exercisable, subject to certain provisions related to ongoing employment and a three-year vesting period, if, at the end of any period of 90 trading days (a “Window”), (A) the closing price of the common stock as reported by NASDAQ (the “Closing Price”) on each of the first 10 trading days of a Window equals or exceeds $40.00 per share; and (B) the median of the Closing Prices for the common stock during such Window equals or exceeds $40.00 per share.

Performance metrics used to measure the potential vesting of the PBOs granted in October 2013 consist of: (i) completing the drilling of the CO2-EOR pilot program at Poplar (weighted 10%); (ii) Board approval of a full field CO2-EOR development project at Poplar (weighted 40%); (iii) sale of substantially all of the Amadeus Basin assets (weighted 20%); (iv) approval of a farmout agreement or the ability to participate in drilling one well in the Weald Basin with internally developed funding, including proceeds from a sale of assets (weighted 20%); and (v) approval and execution of a farmout agreement for drilling one well in the Bonaparte Basin (weighted 10%). As of June 30, 2016, performance metrics (i), (iii) and (iv) had been met.

Potential vesting of the market-based stock options granted in October 2013 is subject to the Company maintaining a $18.80 per share closing price for 10 consecutive trading days and median stock price of $18.80 over a period of 90 days.

Refer to Note 20 — Subsequent Events for discussion of the acceleration of vesting of the Company’s PBOs and MBOs upon closing of the Exchange on August 1, 2016.

During the year ended June 30, 2016, no stock options were exercised. During the prior year, 61,849 stock options were exercised, resulting in the issuance of 34,112 shares of common stock, which number is net of shares withheld to satisfy certain employee tax and exercise price obligations.

During the year ended June 30, 2016, 13,958 stock options were forfeited. During the prior year, 427,969 stock options were canceled or forfeited, including 189,062 options repurchased from a former executive (see Cancellations, below).

During the year ended June 30, 2016, 291,403 stock options expired without exercise. During the prior year period, 12,499 stock options expired.

As of June 30, 2016, a total of 332,028 MBOs and PBOs had not vested. During the fiscal year ended June 30, 2016, no options were issued outside of the 2012 Stock Incentive Plan. Options outstanding have expiration dates ranging from December 31, 2016, to January 12, 2025.

The following table summarizes the stock option activity for the fiscal years ended:

	June 30,
	2016		2015
	Number of Shares	WAEPS (1)	Number of Shares	WAEPS (1)
Fiscal year beginning balance	1,032,334	$11.15	1,311,528	$10.08
Granted	—	$0.00	223,123	$13.83
Exercised	—	$0.00	(61,849)	$8.74
Forfeited/canceled	(13,958)	$7.60	(427,969)	$9.68
Expired	(291,403)	$10.91	(12,499)	$8.90

Options outstanding at end of fiscal year	726,973	$11.32	1,032,334	$11.15

Weighted average remaining contractual term of outstanding options		6.2 years		5.6 years

(1)	Weighted average exercise price per share.

The total fair value of stock options vesting during the fiscal years ended June 30, 2016, and 2015, was $32 thousand, and $132 thousand, respectively. During the fiscal year ended June 30, 2016, no stock options were exercised. During the fiscal year ended June 30, 2015, 61,849 stock options were exercised for 34,112 shares of common stock, net of shares withheld to satisfy employee tax withholding obligations. Cash received from the exercise of stock options for the fiscal years ended June 30, 2016, and 2015, respectively, was $0, and $115 thousand. The following table summarizes options outstanding and exercisable as of June 30, 2016:

			Options outstanding			Options exercisable
Range of exercise prices			Number of shares	Weighted average remaining contractual life	WAEPS (1)	Number of shares	Weighted average remaining contractual life	WAEPS (1)
$6.32	-	$8.32	253,122	7.3 years	$8.12	71,092	7.2 years	$7.93
$8.33	-	$9.04	119,167	5.6 years	$8.71	115,000	5.5 years	$8.73
$9.05	-	$12.00	60,936	2.4 years	$9.53	60,936	2.4 years	$9.53
$12.01	-	$14.56	156,248	8.3 years	$14.40	—	0.0 years	$—
$14.57	-	$17.92	137,500	3.9 years	$16.76	137,500	3.9 years	$16.76

			726,973	6.2 years	$11.32	384,528	4.7 years	$11.58

Aggregate intrinsic value			$—			$—

(1)	Weighted average exercise price per share.

The fair value of shares issued under the 2012 Stock Incentive Plan were estimated using the following weighted-average assumptions for the fiscal years ended:

	June 30, 2015
	TBOs	PBOs (1)	MBOs (2)
Number of options	16,875	156,250	49,998
Weighted-average grant date fair value per share	$3.73	$7.13	$9.39
Expected dividend	$0.00	$0.00	$0.00
Forfeiture rate	23%	15%	15%
Risk-free interest rate	1.5%	1.68% - 1.70%	2.4%
Expected life (years)	6.0	5.3 - 5.4	3.2 -3.9
Expected volatility (based on historical price)	57.4%	53.6% - 54.1%	64.4%

(1)	The terms related to these PBOs were estimated using an average probabilistic weighted method.
(2)	The Company assumed MBOs will be voluntarily exercised at the midpoint of vesting and the contractual term.

Stock Compensation Expense

The Company recorded $701 thousand and $891 thousand of stock compensation expense for the fiscal years ended June 30, 2016, and 2015, respectively. The $701 thousand of stock compensation expense for the year ended June 30, 2016 consisted of expense amortization of $742 thousand, partially offset by forfeitures as described below.

Stock-based compensation is included under general and administrative expense in the consolidated statements of operations. At June 30, 2016, there was a total of $275 thousand in unrecognized stock compensation expense related to stock options granted. Under normal vesting and amortization and as of June 30, 2016, this cost would be expected to be recognized over a weighted-average period of 1.4 years, and during the fiscal year ending June 30, 2017, it would be expected that an additional 7,292 time-based stock options would become fully vested, and certain performance-based options would additionally vest. However, upon closing of the Exchange with One Stone on August 1, 2016, due to acceleration of vesting provisions, the vast majority of remaining stock options, including all of the PBOs and MBOs, became fully vested and the remaining unamortized, unrecognized expense related to them was recognized. See Note 20 — Subsequent Events, One Stone Exchange. The amount of unrecognized compensation expense noted above and as described in Note 20 does not necessarily represent the amount that will ultimately be realized by the Company in its consolidated statement of operations for the year ending June 30, 2017.

Stock Awards

The Company’s director compensation policy is designed to provide the Company’s non-employee directors with a portion of their annual base Board service compensation in the form of equity with a value equal to $35 thousand, with the determination of the exact number of shares to be made on July 1st, or on the date of the subsequent annual stockholders’ meeting (the “Stock Award”). In either case, the number of shares to be awarded is determined using the fair value of the shares as of July 1. In addition, there is an annual cash award alternative to the annual Stock Award whereby a non-employee director may elect to receive $35 thousand in cash to exercise previously awarded options to acquire common stock, the exercise price of which is at least equal in value to the common stock eligible for receipt by the director pursuant to the Stock Award (with the difference in value of the options and $35 thousand to be paid in cash, referred to as the Make-Up Payment). On July 3, 2015, the Special Committee determined that the directors’ annual stock award would be deferred and revisited in a few months after the strategic alternatives review process had advanced further and liquidity issues had been addressed. As of June 30, 2016, the Company had not made the Stock Award payment that is to be determined as of July 1, but has accrued a total of $175 thousand, representing the $35 thousand equity value of the Stock Award to each non-employee director. For further discussion of this award, refer to Note 20—Subsequent Events. On July 1, 2014, the Company issued a total of 12,041 shares of its common stock to non-employee directors and one board observer pursuant to this policy and the 2012 Stock Incentive Plan. Pursuant to the compensation policy, one director elected to apply his annual compensation to the exercise of a portion of his previously awarded and vested options in lieu of receiving a share award, resulting in the issuance of an additional 2,734 shares upon exercise. Total compensation expense from the issuance of non-employee director compensation for the year ended June 30, 2015, was $264 thousand.

In connection with certain executive promotions effective on October 31, 2014, the Board’s Compensation, Nominating and Governance Committee (the “CNG Committee”) established a new 2015 incentive compensation program that included grants of 12,500 shares of restricted stock in aggregate under the 2012 Stock Incentive Plan to the Company’s three senior executives and 6,250 shares of restricted stock under the 2012 Stock Incentive Plan to the Chairman of the Board. Total gross compensation expense from the issuance of restricted stock to executives for the year ended June 30, 2015, prior to forfeitures, was $79 thousand.

Forfeitures

During the year ended June 30, 2016, 13,958 stock options were forfeited, resulting in the reversal of previously recorded compensation expense of $41 thousand, which was recorded as an offset to general and administrative expense during the year ended June 30, 2016 in the accompanying consolidated statement of operations. During the year ended June 30, 2015, 238,907 unvested stock options and 17,500 unvested shares of restricted stock that were previously granted were forfeited. The forfeiture of unvested options and unvested restricted stock resulted in the reversal of previously recorded compensation expense of $648 thousand and $67 thousand, respectively, which was recorded as an offset to general and administrative expense during the year ended June 30, 2015 in the accompanying consolidated statement of operations.

Cancellations

On October 10, 2014, Magellan entered into an Options and Stock Purchase Agreement (the “Agreement”) with William H. Hastings, a former executive officer and director of the Company and a beneficial owner of more than 5% of the Company’s common stock as of October 10, 2014. The Agreement provided for the repurchase by the Company from Mr. Hastings of 31,250 shares of the Company’s common stock and options to acquire 189,062 shares of the Company’s common stock. The gross proceeds that were paid to Mr. Hastings on October 17, 2014, pursuant to the Agreement totaled $1.4 million (the “Proceeds”) and were subject to applicable tax withholdings. Of the Proceeds, $983 thousand related to the repurchase of the options, which amount was subject to applicable withholding tax withheld from and remitted on behalf of the former executive in the amount of $318 thousand. The Company canceled the 189,062 repurchased options and, pursuant to the terms of the 2012 Stock Incentive Plan, added the unissued shares underlying these unexercised options to the shares available for issuance under the 2012 Stock Incentive Plan. Of the Proceeds, the remaining $462 thousand related to the repurchase of the shares of common stock. See Note 13—Stockholders’ (Deficit) Equity for further detail.